Financial instruments by category - Financial liabilities as per statement of financial position (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities
Financial liabilities as per statement of financial position	$ 12,944,797	$ 13,076,916
Accounts payable, accruals and other payables excluding non-financial items
Financial liabilities
Financial liabilities as per statement of financial position	8,727,202	9,376,566
Lease liabilities
Financial liabilities
Financial liabilities as per statement of financial position	1,481,973	1,047,064
Deferred purchase price
Financial liabilities
Financial liabilities as per statement of financial position	694,134	1,148,013
Other tax liabilities
Financial liabilities
Financial liabilities as per statement of financial position	1,640,682	836,117
Derivatives warrant liabilities
Financial liabilities
Financial liabilities as per statement of financial position	$ 400,806	$ 669,156